Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share

	For the Three Months Ended June 30,
	2021	2020
Redeemable shares of Class A common stock
Numerator: earnings allocable to redeemable shares of Class A common stock
Interest income on investments held in Trust Account	$5,815	$—

Less franchise tax available to be withdrawn from the Trust Account	$(5,815)	$—
Net earnings	$—	$—
Denominator: weighted average number of redeemable shares of Class A common stock	23,000,000	—
Basic and diluted net loss per redeemable share of Class A common stock	$0.00	$—
Non-redeemable shares of Class A private placement common stock and Class B common stock
Numerator: net loss minus redeemable net earnings
Loss from operations	$(350,573)	$—
Less franchise tax available to be withdrawn from the Trust Account	$5,815	$—
Change in fair value of warrant liability attributable to non-redeemable shares of Class A private placement common stock and Class B common stock	$(1,566,668)	$—

Non-redeemable net loss	$(1,911,426)	$—
Denominator: weighted average number of non-redeemable shares of Class A private placement common stock and Class B common stock
Non-redeemable shares of Class A private placement common stock and Class B common stock, basic and diluted	6,250,000	5,000,000
Basic and diluted net loss per non-redeemable share of Class A private placement common stock and share of Class B common stock	$(0.31)	$0.00

	For the Six Months Ended June 30,
	2021	2020
Redeemable shares of Class A common stock
Numerator: earnings allocable to redeemable shares of Class A common stock
Interest income on investments held in Trust Account	$11,487	$—

Less franchise tax available to be withdrawn from the Trust Account	$(11,487)	$—
Net earnings	$—	$—
Denominator: weighted average number of redeemable shares of Class A common stock	23,000,000	—
Basic and diluted net loss per redeemable share of Class A common stock	$0.00	$—
Non-redeemable shares of Class A private placement common stock and Class B common stock
Numerator: net loss minus redeemable net earnings
Loss from operations	$(1,034,908)	$—
Less franchise tax available to be withdrawn from the Trust Account	$11,487	—
Change in fair value of warrant liability attributable to non-redeemable shares of Class A private placement common stock and Class B common stock	$(549,901)	$—

Non-redeemable net loss	$(1,573,322)	$—
Denominator: weighted average number of non-redeemable shares of Class A private placement common stock and Class B common stock
Non-redeemable shares of Class A private placement common stock and Class B common stock, basic and diluted	6,250,000	5,000,000
Basic and diluted net loss per non-redeemable share of Class A private placement common stock and Class B common stock	$(0.25)	$0.00

	For the Year Ended December 31,
	2020	2019
Redeemable Class A common shares
Numerator: earnings allocable to redeemable Class A common shares
Interest income on investments held in Trust Account	$819	$—

Less franchise tax available to be withdrawn from the Trust Account	$819	$—
Net income	$—	$—
Denominator: weighted average number of redeemable Class A common share	23,000,000	—

	For the Year Ended December 31,
	2020	2019
Basic and diluted net income per redeemable Class A common share	$0.00	$—
Non-redeemable Class A and Class B common shares
Numerator: net loss minus redeemable net earnings
Loss from operations	$(153,702)	$(548)
Less franchise tax available to be withdrawn from Trust Account	818
Change in fair value of warrant liability attributable to non-redeemable Class A common shares	$(2,729,916)	$—

Non-redeemable net loss	$(2,882,799)	$(548)
Denominator: weighted average number of non-redeemable Class A and Class B common shares
Non-redeemable Class A private placement and Class B common shares, basic and diluted	5,590,659	5,000,000
Basic and diluted net loss per non-redeemable Class A private placement and Class B common share	$(0.52)	$(0.00)